RISK MANAGEMENT - Mitigation of credit risk, collateral and other (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Credit exposure	$ 330,446,092	$ 290,099,090
Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	29,120,316	24,558,771
Less than 50% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	9,023,386	7,995,750
51 - 70% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	9,821,038	8,341,911
71 - 90% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	8,588,798	6,675,478
91 - 100% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	1,347,872	1,251,401
More than 100% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	339,222	294,231
Financial instruments credit-impaired [member] | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	1,098,657	803,017
Financial instruments credit-impaired [member] | Less than 50% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	230,561	192,426
Financial instruments credit-impaired [member] | 51 - 70% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	346,707	254,087
Financial instruments credit-impaired [member] | More than 70% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	$ 521,389	$ 356,504